Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2015

Collection Period Start	1-Dec-15	Distribution Date	15-Jan-16
Collection Period End	31-Dec-15	30/360 Days	30
Beg. of Interest Period	15-Dec-15	Actual/360 Days	31
End of Interest Period	15-Jan-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	1,172,011,889.85	1,151,234,439.44	0.9672209
Total Securities		1,190,249,771.82	1,172,011,889.85	1,151,234,439.44	0.9672209
Class A-1 Notes	0.420000%	135,000,000.00	116,762,118.03	95,984,667.62	0.7109975
Class A-2a Notes	1.180000%	232,000,000.00	232,000,000.00	232,000,000.00	1.0000000
Class A-2b Notes	0.860500%	190,000,000.00	190,000,000.00	190,000,000.00	1.0000000
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	20,777,450.41	42,228.97	153.9070401	0.3128072
Class A-2a Notes	0.00	228,133.33	0.0000000	0.9833333
Class A-2b Notes	0.00	140,787.36	0.0000000	0.7409861
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,777,450.41	1,001,116.32

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,537,945.11
Monthly Interest				4,790,117.40
Total Monthly Payments				21,328,062.51

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				552,258.26
Aggregate Sales Proceeds Advance				870,344.41
Total Advances				1,422,602.67

Vehicle Disposition Proceeds:
Reallocation Payments				453,233.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,595,431.35
Excess Wear and Tear and Excess Mileage				6,190.86
Remaining Payoffs				0.00
Net Insurance Proceeds				1,043,785.15
Residual Value Surplus				6,978.49
Total Collections				29,856,284.03

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	340,150.00			21
Involuntary Repossession	-			-
Voluntary Repossession	113,083.00			7
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		1,036,857.14		54
Customer Payoff			-	-
Grounding Dealer Payoff			4,107,083.21	169
Dealer Purchase			1,325,824.26	48
Total	453,233.00	1,036,857.14	5,432,907.47	299

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,087	1,391,228,690.22	7.00000%	1,172,011,889.85
Total Depreciation Received		(18,207,040.24)		(13,818,798.62)
Principal Amount of Gross Losses	(68)	(1,416,562.81)		(1,214,492.24)
Repurchase / Reallocation	0	-		-
Early Terminations	(20)	(396,670.68)		(326,522.77)
Scheduled Terminations	(254)	(6,188,985.78)		(5,417,636.78)
Pool Balance - End of Period	58,745	1,365,019,430.71		1,151,234,439.44

Remaining Pool Balance
Lease Payment				429,259,176.68
Residual Value				721,975,262.76
Total				1,151,234,439.44

III. DISTRIBUTIONS

Total Collections					29,856,284.03
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					29,856,284.03

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					622,943.87
3. Reimbursement of Sales Proceeds Advance					152,583.78
4. Servicing Fee:
Servicing Fee Due					976,676.57
Servicing Fee Paid					976,676.57
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,752,204.22

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					42,228.97

Class A-1 Notes Monthly Interest Paid					42,228.97
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					228,133.33

Class A-2 Notes Monthly Interest Paid					228,133.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					140,787.36

Class A-2 Notes Monthly Interest Paid					140,787.36
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,001,116.32
Total Note and Certificate Monthly Interest Paid	1,001,116.32
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	27,102,963.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,777,450.41

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,777,450.41
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,325,513.08

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			12,373,148.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			12,373,148.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,325,513.08
Gross Reserve Account Balance			18,698,661.60
Remaining Available Collections Released to Seller			844,915.02
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			22.17
Monthly Prepayment Speed			67%
Lifetime Prepayment Speed			56%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,157,322.75
Securitization Value of Gross Losses and Casualty Receivables		1,214,492.24	68
Aggregate Defaulted and Casualty Gain (Loss)		(57,169.49)
Pool Balance at Beginning of Collection Period		1,172,011,889.85
Net Loss Ratio
Current Collection Period		-0.0049%
Preceding Collection Period		0.0008%
Second Preceding Collection Period
Third Preceding Collection Period

Cumulative Net Losses for all Periods		0.0040%	47,759.45

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.47%	5,542,977.25	267
61-90 Days Delinquent	0.08%	907,979.64	42
91-120 Days Delinquent	0.00%	0.00	0
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	0.55%	6,450,956.89	309

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.08%	0.07%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period
Third Preceding Collection Period

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		340,150.00	20
Securitization Value		373,180.37	20
Aggregate Residual Gain (Loss)		(33,030.37)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		393,227.57	24
Cumulative Securitization Value		443,727.27	24
Cumulative Residual Gain (Loss)		(50,499.70)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			419,716.66
Reimbursement of Outstanding Advance			152,583.78
Additional Advances for current period			870,344.41
Ending Balance of Residual Advance			1,137,477.29

Beginning Balance of Payment Advance			1,564,059.50
Reimbursement of Outstanding Payment Advance			622,943.87
Additional Payment Advances for current period			552,258.26
Ending Balance of Payment Advance			1,493,373.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of December 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No